Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Beginning balance	$ (666)
Exchange differences arising on translation of foreign operations	88	$ 0	$ 44
Changes in fair value of financial assets	10	(2)	(2)
Remeasurement of defined benefit pension plans	26	5	(1)
Ending balance	(218)	(666)
Accumulated other comprehensive income
Statement [line items]
Beginning balance	(666)	(548)	(952)
Exchange differences arising on translation of foreign operations	(245)	(72)	512
Changes in fair value of financial assets	142	(179)	67
Remeasurement of defined benefit pension plans	551	133	(175)
Ending balance	(218)	(666)	(548)
Defined benefit pension plans
Statement [line items]
Beginning balance	238	105	280
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	551	133	(175)
Ending balance	789	238	105
Unrealized gain (losses) on securities
Statement [line items]
Beginning balance	(1,048)	(869)	(936)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	142	(179)	67
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	(906)	(1,048)	(869)
Foreign currency translation
Statement [line items]
Beginning balance	144	216	(296)
Exchange differences arising on translation of foreign operations	(245)	(72)	512
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ (101)	$ 144	$ 216